J. & W. Seligman & Co.
                                  Incorporated



                                               February 7, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


Re:      Seligman Municipal Fund Series, Inc. (the "Fund")
         Post-Effective Amendment No. 36
         File Nos. 2-86008 and 811-3828

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 36 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on January 27, 2000.

If you have  any  questions,  please  do not  hesitate  to  contact  me at (212)
850-1375.


                                               Very truly yours,

                                            /s/Jennifer G. Muzzey

                                               Jennifer G. Muzzey
                                               Legal Assistant

JGM:jgm


             100 Park Avenue New York, New York 10017 (212) 850-1864